Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 22.6%
6,562	iShares 20+ Year Treasury Bond ETF	$ 939,154	2.1
8,291	iShares Core S&P 500 ETF	3,165,255	7.0
15,892	iShares Core U.S. Aggregate Bond ETF	1,832,983	4.0
12,475	iShares Russell 2000 ETF	2,723,417	6.0
463	Vanguard Russell 1000 Growth ETF	113,889	0.3
11,761	Vanguard Value ETF	1,457,423	3.2

	Total Exchange-Traded Funds
	(Cost $8,736,017)	10,232,121	22.6

MUTUAL FUNDS: 77.3%
	Affiliated Investment Companies: 58.3%
227,103	Voya High Yield Bond Fund - Class P3	1,821,368	4.0
440,031	Voya Intermediate Bond Fund - Class P3	4,580,722	10.1
60,054	Voya Large Cap Growth Fund - Class P3	3,432,103	7.6
151,659	Voya Large Cap Value Fund - Class P3	2,023,131	4.4
29,781	(1) Voya MidCap Opportunities Fund - Class P3	915,767	2.0
211,911	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	3,348,187	7.4
386,092	Voya Multi-Manager International Equity Fund - Class P3	5,378,262	11.9
384,393	Voya Multi-Manager International Factors Fund - Class P3	4,020,755	8.9
85,799	Voya Multi-Manager Mid Cap Value Fund - Class P3	904,322	2.0
		26,424,617	58.3

	Unaffiliated Investment Companies: 19.0%
204,864	TIAA-CREF S&P 500 Index Fund - Class I	8,589,968	19.0

	Total Mutual Funds
	(Cost $30,092,180)	35,014,585	77.3

	Total Investments in Securities (Cost $38,828,197)	$ 45,246,706	99.9
	Assets in Excess of Other Liabilities	51,309	0.1
	Net Assets	$ 45,298,015	100.0

(1)	Non-income producing security.

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2021 (Unaudited)(Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,232,121	$–	$–	$10,232,121
Mutual Funds	35,014,585	–	–	35,014,585
Total Investments, at fair value	$45,246,706	$–	$–	$45,246,706

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P3	$1,264,795	$634,729	$(146,516)	$68,360	$1,821,368	$71,206	$29,730	$-
Voya Intermediate Bond Fund - Class P3	2,812,194	2,543,184	(677,583)	(97,073)	4,580,722	99,397	21,352	65,969
Voya Large Cap Growth Fund - Class P3	2,424,166	1,107,842	(349,355)	249,450	3,432,103	8,124	77,041	344,038
Voya Large Cap Value Fund - Class P3	1,126,106	1,112,890	(606,874)	391,009	2,023,131	18,332	(17,879)	124,722
Voya MidCap Opportunities Fund - Class P3	662,127	284,541	(131,591)	100,690	915,767	-	48,233	131,237
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	1,458,579	1,544,273	(325,120)	670,455	3,348,187	22,606	53,543	75,381
Voya Multi-Manager International Equity Fund - Class P3	3,526,259	1,573,365	(813,923)	1,092,561	5,378,262	45,668	159,239	158,272
Voya Multi-Manager International Factors Fund - Class P3	2,672,499	1,182,198	(441,227)	607,285	4,020,755	105,701	41,346	-
Voya Multi-Manager Mid Cap Value Fund - Class P3	651,911	211,521	(172,615)	213,505	904,322	9,014	9,651	27,344
Voya Strategic Income Opportunity Fund - Class P3	627,062	45,758	(681,842)	9,022	-	2,404	2,282	-
	$17,225,698	$10,240,301	$(4,346,646)	$3,305,264	$26,424,617	$382,452	$424,538	$926,963

The financial statements for the above mutual fund[s] can be found at  www.sec.gov.

At February 28, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,396,552.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$ 6,603,063
Gross Unrealized Depreciation	(752,909)

Net Unrealized Appreciation	$ 5,850,154